Provisions - Summary of Provisions (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 2,498
Additions	82
Amounts used during the period	(304)
Pension, Reversals	0
OCI	(26)
Ending balance	2,249
Non current provisions beginning balance	1,329
Non current provisions additions	82
Non current provisions Amounts used during period	(83)
Non current provisions Reversals	0
Non current provisions OCI	4
Non current provisions Ending balance	1,332
Current provisions beginning balance	1,169
Current provision additions	0
Current provisions Amounts used during the period	(221)
Current provisions Reversals	0
Current provisions OCI	(30)
Current provisions Ending balance	917
Retirement Indemnities [Member]
Disclosure of other provisions [line items]
Retirement indemnities , Beginning Balance	1,329
Retirement indemnities , Additions	82
Retirement indemnities , Amounts used during the period	(83)
Retirement Indemnities , Reversals	0
Retirement Indemnities , OCI	4
Retirement indemnities , Ending Balance	1,332
Employee Litigation and Severance [Member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	360
Employee litigation and severance, Additions	0
Employee litigation and severance, Amounts used during the period	(39)
Employee litigation and severance, Reversals	0
Employee litigation and severance, OCI	(10)
Employee litigation and severance, Ending balance	311
Commercial litigation [Member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	625
Commercial litigation, Additions	0
Commercial litigation, Amounts used during the period	0
Commercial litigation, Reversals	0
Commercial litigation, OCI	(19)
Commercial litigation, Ending balance	606
Other provision for charges [Member]
Disclosure of other provisions [line items]
Other provision for charges, Beginning balance	183
Other provision for charges, Additions	0
Other provision for charges, Amounts used during the period	(182)
Other provision for charges, Reversals	0
Other provision for charges, OCI	(1)
Other provision for charges, Ending balance	$ 0